OTHER INCOME/(EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME/(EXPENSES), NET
Schedule of Other Nonoperating Income (Expense)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Guarantee income	26,229,524	18,574,433	14,687,691
Donations	(412,465)	(701,000)	(12,395,500)
Total	25,817,059	17,873,433	2,292,191